Schedule of Other Reserve (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	¥ 37,772	¥ 26,148	¥ 20,634
Currency translation differences	261	552	(143)
Fair value changes on financial assets at fair value through other comprehensive income	1,031	(675)
Acquisition of remaining interests in associates	294	140	61
Share of other comprehensive loss of an associate	(1)
Share based compensation	519	840	362
Exercise of share options/RSU	172
Additional investment in a non-wholly owned subsidiary	(84)
Ending balance	43,678	37,772	26,148
Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	903	997	617
Currency translation differences	261	552	(143)
Fair value changes on financial assets at fair value through other comprehensive income	1,031	(675)
Acquisition of remaining interests in associates		(831)
Share of other comprehensive loss of an associate	(1)
Deemed contribution			119
Share based compensation	519	840	362
Exercise of share options/RSU	(465)
Additional investment in a non-wholly owned subsidiary	(76)	(4)
Profit appropriations to PRC statutory reserves	15	20	42
Ending balance	2,187	903	997
Share-based compensation reserve | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,416	576	142
Deemed contribution			99
Share based compensation	519	840	335
Exercise of share options/RSU	(465)
Ending balance	1,470	1,416	576
Contribution from/ (distribution to) ultimate holding company | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	463	463	416
Deemed contribution			20
Share based compensation			27
Ending balance	463	463	463
PRC statutory reserve | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	79	59	17
Profit appropriations to PRC statutory reserves	15	20	42
Ending balance	94	79	59
Foreign currency translation reserve | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	451	(101)	42
Currency translation differences	261	552	(143)
Ending balance	712	451	¥ (101)
Fair value reserve | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(675)
Fair value changes on financial assets at fair value through other comprehensive income	1,031	(675)
Ending balance	356	(675)
Others | Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(831)
Acquisition of remaining interests in associates		(831)
Share of other comprehensive loss of an associate	(1)
Additional investment in a non-wholly owned subsidiary	(76)
Ending balance	¥ (908)	¥ (831)